Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Schedule of Transaction with Related Parties

The transaction with related parties in the Ambipar Emergency Response was carried out under the following conditions:

	December 31, 2024	December 31, 2023
Assets:
Loan (non-current):
Ambipar Participações e Empreendimentos S.A.	295,889	4,500
Ambipar Lux S.à.r.l	54	1
Ambipar ESG Risk Management Ltda	825	43
Ambipar Logistics Ltda	1,815	1,815
Environmental ESG Participações S.A.	44,857	12,595
Ambipar Eco Products S.A.	2,229	2,229
Ambipar Workforce Solution Mão de Obra Temp. Ltda	6,078	6,094
Ambipar Environmental Solutions – Soluções Ambientais Ltda	1,217	1,154
Ambipar Environment Waste Logistics Ltda	717	717
Ambipar Environment Reverse Manufacturing S.A.	34	34
Ambipar ESG Brasil S.A.	30	30
Ambipar Incorporações Ltda	18,405	—
Ambipar Coprocessing Ltda	12	2
Biofílica Ambipar Environmental Investments S.A.	75	96
Ambipar Environment Waste Management AL S.A.	4,783	—
Gestión de Servicios Ambientales S.A.C.	—	12
	377,020	29,322
Liabilities:
Dividends payable:
Controlling shareholder	—	38,355
Non-controlling shareholders	29,962	19,009
	29,962	57,364
Loan (non-current):
Ambipar Participações e Empreendimentos S.A.	52,500	564,571
Ambipar Eco Products S.A.	2,209	2,209
Ambipar Environment Waste Logistics Ltda	1,296	1,296
Ambipar Environmental Solutions – Soluções Ambientais Ltda	3,976	3,203
Ambipar Lux S.à.r.l	1,282,346	—
Ambipar Environmental Nordeste Ltda	8	—
Environmental ESG Participações S.A.	186	9,747
Disal Chile Sanitarios Portables Ltda	189	153
Disal Chile Servicios Integrales Ltda	352	204
Gestión de Servicios Ambientales S.A.C.	—	255
Recitotal Com. Serv Ltda	—	8
	December 31, 2024	December 31, 2023
Ambipar R&D Pesquisa e Desenvolvimento Ltda	—	99
Ambipar Logístics Ltda	2,125	2,145
Ambipar Green Tech Ltda	93	93
Ambipar Compliance Solutions S.A.	3	3
Ambipar Environmental Centroeste S.A.	92	143
Ambipar Worforce Solution Mão de Obra Temporária Ltda	5,578	5,578
Ambipar Environment Reverse Manufacturing S.A.	1	1
Brasil Coleta Gerenciamento de Resíduos Ltda	—	700
Ambipar Environmental Mining Ltda	135	89
Ambipar Environmental Nordeste Ltda	8	8
Ambipar Bank Intermediação de negócios, Pag e Part S.A.	—	30,337
	1,351,097	620,842

Related parties linked to the Chilean non-controlling shareholder, which has strictly business transactions, i.e., entered into for the purpose of providing environmental services, leases, as well as providing emergency response services. For the execution of such transactions, the commercial conditions of the local market are followed.

	December 31, 2024	December 31, 2023	December 31, 2022
Statement of income (business transactions)
Revenues
Disal Chile Sanitarios Portables Ltda	87	81	24
Gestión de Servicios Ambientales S.A.C.	—	46	—
	87	127	24
Costs
Disal Chile Sanitarios Portables Ltda	(1,170)	(11)	—

	(1,170)	(11)	—
Net Income (loss)	(1,083)	116	24